As filed with the Securities and Exchange Commission on February 12, 2015
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,333	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,333	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 13, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,333 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 13, 2015, the effectiveness of the registration statement for the iShares MSCI ACWI Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 763 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
786	November 2, 2012	November 30, 2012
797	November 29, 2012	December 28, 2012
806	December 27, 2012	January 25, 2013
829	January 24, 2013	February 22, 2013
838	February 21, 2013	March 22, 2013
846	March 21, 2013	April 19, 2013
868	April 18, 2013	May 17, 2013
887	May 16, 2013	June 14, 2013
906	June 13, 2013	July 12, 2013
926	July 11, 2013	August 9, 2013
941	August 8, 2013	September 6, 2013
952	September 5, 2013	October 4, 2013
968	October 3, 2013	November 1, 2013
985	October 31, 2013	November 29, 2013
999	November 27, 2013	December 27, 2013
1,019	December 26, 2013	January 24, 2014
1,035	January 23, 2014	February 21, 2014
1,058	February 20, 2014	March 21, 2014
1,074	March 20, 2014	April 18, 2014
1,101	April 17, 2014	May 16, 2014
1,122	May 15, 2014	June 13, 2014
1,147	June 12, 2014	July 11, 2014
1,170	July 10, 2014	August 1, 2014
1,186	July 31, 2014	August 29, 2014
1,203	August 28, 2014	September 26, 2014
1,221	September 25, 2014	October 24, 2014
1,235	October 23, 2014	November 21, 2014
1,249	November 20, 2014	December 19, 2014
1,280	December 18, 2014	January 16, 2015
1,309	January 15, 2015	February 13, 2015

This Post-Effective Amendment No. 1,333 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 763.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,333 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of February, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: February 12, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,333 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: February 12, 2015

John E. Martinez*
Trustee

Date: February 12, 2015

Cecilia H. Herbert*
Trustee

Date: February 12, 2015

Charles A. Hurty*
Trustee

Date: February 12, 2015

John E. Kerrigan*
Trustee

Date: February 12, 2015

Robert H. Silver*
Trustee

Date: February 12, 2015

Robert S. Kapito*
Trustee

Date: February 12, 2015

Madhav V. Rajan*
Trustee

Date: February 12, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: February 12, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 12, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.